Supplementary Financial Information (Schedule of Other (Income) and Deductions - Net) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Financial Information [Abstract]
Professional fees	$ 1	$ 2	$ 6	$ 5	$ 7	$ 9	$ 6
Recoverable pension and OPEB - non-service costs	4	14	27	41	56	54	55
Non-recoverable pension and OPEB	(1)		(2)		2	3	4
Gain on sale of non-utility property	1		1	11	(12)	(1)
AFUDC – equity income	(12)	(9)	(35)	(23)	(36)	(27)	(29)
Interest and investment loss (income) – net	(5)	1	(9)	5	2	(8)	(4)
Other	2	1	4	2	1	1	1
Total other (income) and deductions – net	$ (12)	$ 9	$ (10)	$ 19	$ 20	$ 31	$ 33